Impact Of Derivative Instruments In Consolidated Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Assets		$ 3		$ 5
Derivative Liabilities		6		8
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		3		5
Derivative Liabilities		4		1
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		0		0
Derivative Liabilities		2		7
Energy Related Derivative [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		0		0
Derivative Liabilities		2	[1]	7	[2]
Cash Flow Hedging [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	[3]	3		5
Derivative Liabilities	[1]	$ 4		$ 1

[1]	Included in Other accrued liabilities in the accompanying consolidated balance sheet.
[2]	Includes $4 million recorded in Other accrued liabilities and $3 million recorded in Other liabilities in the accompanying consolidated balance sheet.
[3]	Included in Other current assets in the accompanying consolidated balance sheet.